Fees Summary	Jul. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 531,074,942.85
Total Fee Amount	73,341.45
Total Offset Amount	73,341.45
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A